UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2011 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
COMMON STOCK
France — 9.8%
AXA SA	12,305	$160
Gemalto NV	4,123	200
Legrand SA	6,492	209
Sanofi-Aventis SA	2,777	204
Technip SA	1,784	168

		941

Germany — 3.4%
Deutsche Post AG	9,784	150
Siemens AG	1,887	181

		331

Greece — 0.4%
OPAP SA	4,479	40

Hong Kong — 2.6%
Yue Yuen Industrial Holdings Ltd.	78,500	248

Japan — 9.2%
Honda Motor Co. Ltd.	8,900	272
JGC Corp.	12,000	288
Sony Financial Holdings Inc.	13,000	191
Toyota Motor Corp.	3,900	130

		881

Netherlands — 7.2%
Akzo Nobel NV	5,909	286
PostNL NV	43,211	137
Reed Elsevier NV	22,829	266

		689

Singapore — 2.9%
SembCorp Marine Ltd.	52,000	153
Singapore Airlines Ltd.	16,000	125

		278

South Korea — 1.5%
Hyundai Heavy Industries Co. Ltd.	629	140

Spain — 1.6%
Tecnicas Reunidas SA	4,265	153

Switzerland — 7.4%
Kuoni Reisen Holding AG	527	126
Novartis AG	4,391	251

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2011 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
Switzerland — (continued)
Roche Holding AG	839	$143
UBS AG	15,855	189

		709

United Kingdom — 10.0%
Balfour Beatty PLC	50,571	208
Barclays PLC	51,473	141
Eurasian Natural Resources Corp. PLC	13,806	136
Michael Page International PLC	17,991	98
Petrofac Ltd.	8,325	186
Rolls-Royce Group PLC	16,341	189

		958

United States — 40.1%
Air Products & Chemicals Inc.	1,900	162
Altria Group Inc.	5,500	163
Apollo Group Inc., Class A [1]	5,386	290
Babcock & Wilcox Co. [1]	11,460	277
Boeing Co.	2,600	191
CR Bard Inc.	2,100	180
DeVry Inc.	4,400	169
Johnson & Johnson	3,650	239
Microsoft Corp.	10,652	277
Molina Healthcare Inc. [1]	10,100	226
Oracle Corp.	9,800	251
Progressive Corp.	7,100	138
Total System Services Inc.	10,000	196
UnitedHealth Group Inc.	6,618	335
Walt Disney Co.	5,200	195
Wells Fargo & Co.	8,300	229
Western Union Co.	17,765	324

		3,842

Total Common Stock (Cost $9,433) — 96.1%		9,210

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.050% **	375,539	376

Total Short-Term Investment (Cost $376) — 3.9%		376

Total Investments — 100.0% (Cost $9,809) ‡		9,586

Liabilities in Excess of Other Assets — 0.0%		(4)

Net Assets — 100.0%		$9,582

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2011 (Unaudited)

Causeway Global Value Fund

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2011.
1	Non-income producing security.
‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $9,809 and the unrealized appreciation and depreciation were $517 and ($740), respectively.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2^	Level 3	Total
Common Stock
France	$941	$—	$—	$941
Germany	331	—	—	331
Greece	40	—	—	40
Hong Kong	248	—	—	248
Japan	881	—	—	881
Netherlands	689	—	—	689
Singapore	278	—	—	278
South Korea	—	140	—	140
Spain	153	—	—	153
Switzerland	709	—	—	709
United Kingdom	958	—	—	958
United States	3,842	—	—	3,842

Total Common Stock	9,070	140	—	9,210
Short-Term Investment United States	376	—	—	376

Total Short-Term Investment	376	—	—	376

Total Investments in Securities	$9,446	$140	$—	$9,586

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-0800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 21, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 21, 2012